Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 27, 2015
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Jul. 27, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015
Fulcrum Diversified Absolute Return Fund | Super Institutional Class
Prospectus:
Trading Symbol	FARYX
Fulcrum Diversified Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	FARIX
Fulcrum Diversified Absolute Return Fund | Advisor Class
Prospectus:
Trading Symbol	FARAX